ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payable for business acquisitions	¥ 111,696		¥ 5,745
Business taxes and other surcharge payables	69,158		58,887
Accrual for customer loyalty program	113,749		71,475
Payable to noncontrolling interest holders	23,938		5,552
Other payables	102,069		41,864
Accrued rental	48,623		44,125
Accrued utilities	43,690		37,320
Other accrued expenses	63,237		48,049
Total	¥ 576,160	$ 88,944	¥ 313,017